Critical judgements estimates and assumptions	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Critical judgements estimates and assumptions
Note 3. Critical judgements estimates and assumptions
Preparing the consolidated financial statements requires that Management make future judgments and estimates, apply significant accounting judgments and make assumptions that affect the application of accounting policies and the figures for assets and liabilities, revenue and expenses.
The estimates and judgments used in preparing the consolidated financial statements are constantly evaluated and are based on the historical experience and other factors considered to be fair in accordance with current circumstances. Future profit (loss) may differ from the estimates and evaluations made as of the date of preparation of these consolidated financial statements.
3.1 Significant judgements in the application of accounting policies
Below are the significant judgments other than those involving estimates (see Note 3.2) that Management made in applying the Company’s accounting policies and that have a material impact on the figures recognized in the consolidated financial statements.
3.1.1 Contingencies
The Company is subject to several claims, trials and other legal proceedings that arose during the ordinary course of business. The Company’s liabilities with respect to such claims, trials and other legal proceedings cannot be estimated with an absolute certainty. Therefore, the Company periodically reviews each contingency status and assesses the potential financial liability, employing the criteria mentioned in Note 22.3; hence, Management makes estimates mainly with the legal counsel’s assistance based on information available as of the date of the consolidated financial statements and the litigation, resolution or settlement strategies.
Contingencies include pending lawsuits or claims for potential damage or third-party claims in the Company’s ordinary course of business and third-party claims from disputes related to the interpretation of applicable legislation.
The Company assesses whether there are additional expenses directly related to the resolution of each contingency, in which case they are included in the related provision, provided that they can be reasonably estimated.

3.1.2 Environmental remediation
The costs incurred in limiting, neutralizing or preventing environmental pollution are capitalized only if at least one of the following conditions is met: (i) these costs are related to security improvements; (ii) environmental pollution risk is prevented or limited; or (iii) the costs incurred in preparing assets for sale and the carrying amount (which considers these costs) of these assets does not exceed the related recovery value.
The liabilities related to future remediation costs are booked when, based on environmental assessments, the likelihood of occurrence of these liabilities is high and costs may be reasonably estimated. The actual recognition and amount of these provisions is generally based on the commitments acquired by the Company to realize them, such as an approved remediation plan or the sale or disposal of an asset. The provision is recognized on the basis that the future remediation commitment will be required.
The Company measures liabilities based on the best estimate of the present value of future costs using the technology currently available and by applying current environmental laws and regulations and the Company’s existing environmental policies.
3.1.3 Business combinations
The acquisition method implies the measurement at fair value of identifiable assets acquired and liabilities assumed in a business combination at acquisition date.
The Company determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create an output. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organized workforce with necessary skills, knowledge or experience to perform that processes or else it significantly contributes to the ability to produce outputs and is considered unique or scarce or cannot be replaced without significant cost, effort or delay in the ability to continue producing outputs. In cases where an oil and gas property acquisition transaction does not compliance the above conditions, the Company considers that it must be recognized as an asset acquisition.
When the Company determines that it has acquired a business, to determine the fair value of identifiable assets, the Company uses the valuation approach that is most representative for each asset. These methods are the (i) income approach through indirect cash flows (net present value of expected future cash flows) or through the multi-period excess earnings method; (ii) cost approach (replacement value of the asset adjusted by loss due to physical impairment, functional and economic obsolescence); and (iii) market approach through a comparable transaction method.
Also, to determine the fair value of liabilities assumed, the Company considers the likelihood of cash outflows that will be required for each contingency and calculates the estimates with the legal counsel’s assistance based on available information and the litigation and resolution/settlement strategy.
Management significant judgment is required to choose the approach to be used and estimate future cash flows. Actual cash flows and values may differ significantly from expected future cash flows and the related values obtained through the aforementioned valuation techniques.
3.1.4 Joint arrangements
The Company assesses whether it has joint control on an arrangement, which requires assessing relevant activities and decisions about these relevant activities that require unanimous consent. The Company determined that the relevant activities for joint arrangements are those related to operating decisions concerning capital, including the approval of the annual work program on capital and operating expenses; the budget for the joint arrangement; and the approval of service suppliers chosen for any major capital expenditure as required by joint operating agreements. The considerations made to assess joint control are the same as those needed to determine control on investments as established in Note 2.3.1.

Judgment is also required to classify a joint arrangement. The classification of agreements requires that the Company assess its rights and obligations under the agreement. The Company specifically considers:

•	The structure of the joint arrangement, whether it is structured through a separate vehicle;

•
When it is structured through a separate vehicle, the Company also considers the rights and obligations from: (i) the legal form of the separate vehicle; (ii) the terms of the contractual agreement; and (iii) the events and circumstances, as the case may be.

This assessment frequently requires significant judgment. An erroneous conclusion on whether an arrangement involves joint control, joint operation or investment in a joint business may materially affect accountability, as established in Note 2.3.3.
3.1.5 Functional currency
The functional currency of the Company and its subsidiaries is the currency of the primary economic context in which each entity operates. The functional currency of all Company subsidiaries is the US dollar. To determine the functional currency, the Company makes judgments to identify the primary economic context. It reconsiders the functional currency in case of a change in the events and conditions that may determine the primary economic context.
3.2 Key sources of uncertainty in estimates
Below are the main estimates that entail significant risk and may generate adjustments in the Company’s assets and liabilities next year:
3.2.1 Impairment of goodwill
Goodwill is reviewed annually for impairment or more frequently if there are events or changes in circumstances showing that the recoverable amount of the CGU related to goodwill should be analyzed. Whether goodwill is impaired is assessed by considering the recoverable amount of the CGUs to which it is allocated. Impairment is recognized when the recoverable amount of the CGU is lower than its carrying amount (including goodwill).
The Company has goodwill for 28,416 and 28,484 in the consolidated statement of financial position as of December 31, 2021, and 2020 (see note 14) related to the initial business combination.
The assessment of whether goodwill of a CGU or group of CGUs is impaired involves Management estimates on highly uncertain matters, including the assessment of the appropriate group of CGUs for goodwill impairment testing. The Company supervises goodwill for internal management purposes based on its only business segment.
Upon testing goodwill for impairment, the Company uses the approach described in Note 3.2.2.
No goodwill impairment losses were recognized as of December 31, 2021, and 2020.

3.2.2 Impairment of nonfinancial assets other than goodwill
Nonfinancial assets, including identifiable intangible assets, are tested for impairment at the lowest level in which there are separately identifiable cash flows largely independent of the cash flows of other groups of assets or Cash Generated Units (“CGUs”). To such end, oil and gas properties in Argentina were grouped into 4 (four) CGUs: (i) operated concessions of conventional oil and gas exploration and production; (ii) operated concessions of unconventional oil and gas exploration and production;
(iii) non-operating
concessions of conventional oil and gas exploration and production; and
(iv) non-operating
concessions of unconventional oil and gas exploration and production. As of December 31, 2020, the Company also identified 2 (two) CGUs in Mexico:
(i) non-operating
concessions of conventional oil and gas exploration and production; and (ii) operated concessions of conventional oil and gas exploration and production. Moreover, as of December 31, 2021, and after the transfer of assets the Company has just one CGU in Mexico: (i) operated concessions of conventional oil and gas exploration and production (see Note 1.4).
To assess whether there is evidence that a CGU may be impaired, external and internal sources of information are analyzed, provided that the events or changes in circumstances show that the book value of an asset or CGU may not be recovered. Some examples of these events are changes in the Group’s business plans and assumptions on raw material prices and types of discounts, physical damage testing, or, in the case of oil and gas assets, significant downward revisions of estimated reserves or increases in estimated future development expenses or dismantling costs, the behavior of crude oil international prices and demand, the cost of raw materials, the regulatory framework, expected capital investments and changes in demand. Should there be an indication of impairment, the Company estimates the recoverable amount of the asset or CGU.
The recoverable amount of a CGU is the highest of (i) its fair value less selling price or costs of disposal through another way, and (ii) its value in use. When the carrying amount of a CGU exceeds its recoverable amount, the CGU is deemed impaired, and it is reduced to its recoverable amount. Due to the nature of the Company’s activities, the information on the fair value less selling price of an asset or CGU is usually difficult to obtain unless negotiations are underway with potential buyers or similar transactions. Consequently, unless otherwise stated, the recoverable amount used in impairment testing is the value in use.
The value in use of each CGU is estimated using the present value of future net cash flows. Each GGU’s business plans, which are approved annually by the Company, are the main sources of information to determine the value in use.
As the initial step in drafting these plans, the Company establishes different assumptions on market conditions, such as oil and natural gas prices. Moreover, as of December 31,2021, and 2020, these assumptions consider existing prices, the balance between global supply and demand of oil and natural gas, other macroeconomic factors and the historical trends and variability. Upon assessing the value in use, estimated future cash flows are adjusted to consider the specific risks of the group of assets and are discounted at present value using a discount rate after taxes that reflects the current market assessments of the time value of money.
The Company assesses whether there is an indication that previously recognized impairment losses have reversed or decreased as of each reporting date. Should there be such an indication, the recoverable amount is estimated. A previously recognized impairment loss is reversed only if here has been a change in the estimates used in determining the recoverable amount of the asset since the last impairment loss was recognized. After a reversal, the depreciation charge is adjusted in future years to distribute the revised carrying amount of the asset less any residual value consistently throughout the remainder useful life.
The assessment of whether an asset or CGU is impaired and to which extent involves Company estimates on highly uncertain issues such as the effects of inflation and deflation on exploitation expenses, discount rates, production profiles, reserves and resources and commodity future prices, including the prospects for crude oil and natural gas supply and demand in international or regional markets. It requires that assumptions be made when assessing the proper grouping of items of property, plant and equipment in a CGU. Actual cash flows and values may differ significantly from expected future cash flows and related amounts obtained using discount techniques, which could create major changes in the accounting values of the Group’s assets.
Based on such analysis, the Company booked for the year ended December 31, 2020, an impairment of 14,044 related to the CGU for conventional oil and gas operating concessions in Mexico and 394 related to the CGU for non-operating conventional oil concessions and gas in Argentina.

The Company identified no indications of impairment as of December 31, 2021. In addition, for the year ended December 31, 2021, it recognized a reversal in impairment for 14,044 related to the CGU of operated concessions of conventional oil and gas exploration and production in Mexico, mainly related to the recovery of crude oil prices and the rise in proved reserves.
Main assumptions used
The Company’s calculation of the value in use related to the aforementioned CGUs is more sensitive to the following assumptions:

	As of December 31, 2021		As of December 31, 2020
	Argentina	Mexico	Argentina	Mexico
Discount rates (after taxes)	16.6%	6.1%	12.5%	6.3%
Discount rates (before taxes)	19.0%	10.0%	15.8%	8.4%
Prices of crude oil, LPG and natural gas
Crude oil (US/bbl) (1)
2021	—	—	48.0	48.0
2022	73.0	65.8	53.5	53.5
2023	70.1	63.0	52.0	52.0
2024	70.5	63.5	52.9	52.9
2025	65.9	58.9	51.9	51.9
As from 2026	64.6	58.9	51.9	51.9
Natural gas-local prices (US/MMBTU) 2021	—	—	2.3	2.3
2022	3.3	3.0	3.5	2.0
As from 2023	3.3	3.0	3.5	2.0
LPG-local prices (US/tn.)
As from	300	—	350	—

(1)	The prices correspond to Brent and Maya, for Argentina and Mexico, respectively.

•
Discount rates:
Discount rates represent the present market value of the Company’s specific risks considering the time value of money and the individual risks of the underlying assets that have not been considered in cash flow estimates. The discount rate is calculated based on the Company’s specific circumstances and is derived from the weighted average cost of capital (“WACC”) with the proper adjustments to reflect risks and determine the rate after taxes. The income tax rate used is the tax rate effective in Argentina standing at 35% as from 2021 (see Note 33.1). The WACC considers the cost of debt and cost of capital. In calculating the WACC, the Company considered public market data of certain companies deemed comparable (“comparable companies”) based on the industry, region and main activity.

•	Prices of crude oil, natural gas and LPG: Expected commodity prices are based on Management estimates and available market data.
The Company considered discounts for crude oil prices based on the quality of the crude oil produced in each CGU. The changes in Brent and Maya prices were estimated using the average forecasts prepared by analysts from different banks for Brent and Maya price, respectively.
To forecast the local price of natural gas at 9,300 kcal/m
3
(“gas price”), as it is not aligned with international gas pricing and it is influenced by the level of supply and demand in Argentina, Management used the average price received from gas sales in each CGU. Gas prices are adjusted linearly by the calorific value of gas produced in each CGU.
The Company’s long-term assumption for oil prices is similar to the recent market price that reflects the judgment that recent prices are consistent with the fact that the market can produce enough oil to meet global demand sustainably in the long term.

•
Production and reserve volumes
: In conventional CGUs, the future production level estimated in all impairment tests is based on proved and probable reserves, and contingent resources are also added in the case of unconventional CGUs. Production forecasts and reserve assumptions were based on reserve reports audited by external consultants and on reports prepared internally by the Company. Different success factors were also applied to determine the expected value of each type of reserve or contingent resource.

Sensitivity to changes in assumptions
Regarding the assessment of the value in use as of December 31, 2021, and 2020, the Company considers that there are no reasonably possible changes in any of the abovementioned main assumptions that may cause the carrying amount of any CGU to significantly exceed its recoverable amount, except for the following:

	As of December 31, 2021		As of December 31, 2020
	Argentina (1)	México	Argentina (1)	México (2)
Discount rate	+/- 10%		+/- 10%
Carrying amount (1)	(98) / -	- / -	- / -	(1,146) / -
Expected prices of crude oil, natural gas and LPG	+/- 10%		+/- 10%
Carrying amount (1)	- /(31,773)	- / -	- /(20,889)	- /(3,063)

(1)	As of December 31, 2021, and 2020, related to the conventional oil and gas operating and non- operating concessions CGU.
(2)	As of December 31, 2020, related to the conventional oil and gas operating concessions CGU.
The aforementioned sensitivity analysis may not be representative of the actual change in the carrying amount because it is unlikely that the change in the assumptions would occur in isolation as some assumptions may be correlated.
As of December 31, 2021, and 2020, the net carrying amount of property, plant and equipment, intangible assets and right-of-use
assets is disclosed in Notes 13, 14 and 15, respectively.
The triggering factors in CGU impairment tests were mainly the effect of the changes in prices, the macroeconomic context in Argentina during those periods and the changes in the discount rate. The recoverable amount was based on the Company’s estimate of the value in use in each period.
3.2.3 Current and deferred income tax
Company Management should regularly assess the tax positions reported in the annual tax returns pursuant to the tax regulations applicable and, if needed, recognize the related provisions for the amounts payable by the Company to tax authorities. When the taxable profit of these items differs from the amounts initially recognized, these differences will have an effect on income tax and in the provision for deferred income tax for the tax year in which the assessment is made.
There are many transactions and calculations for which the final tax assessment is uncertain. The Company recognizes liabilities for potential tax claims based on estimates of whether additional taxes will be owed in the future.
Deferred tax assets are reviewed as of each reporting date and are amended according to the probability that the tax base allow the total or partial recovery of these assets.

Deferred tax assets and liabilities are not discounted. Upon assessing the realization of deferred tax assets, Management considers whether it is probable that some or all assets are not realized, which depends on the generation of future taxable profit in the periods in which these temporary differences become deductible. To this end, Management considers the expected reversal of deferred tax liabilities, future taxable profit projections and tax planning strategies.
The assumptions on the generation of future taxable profit depend on Management estimates of future cash flows. These estimates are based on expected future cash flows from transactions, which are affected by sales and production volumes; oil and gas prices; operating costs; well plugging and abandonment; capital expenses; dividends and other equity management transactions; and the judgment on the application of tax laws effective in each jurisdiction. Insofar as future cash flows and taxable profit substantially differ from the Group’s estimates, the Group’s capacity to realize net deferred tax assets booked at reporting date may be affected. Moreover, future changes in the tax laws in the jurisdictions in which the Group operates may hinder its capacity to obtain tax deductions in future periods.
3.2.4 Well plugging and abandonment
Well plugging and abandonment at the end of the concession term requires that Company Management calculate the number of wells, the long-term costs of abandonment and the remaining time until abandonment. The technological, cost, policy, environment and safety issues change constantly and may give rise to differences between actual costs and future estimates.
Well plugging and abandonment estimates should be adjusted by the Company at least annually or in the event of changes in the assessment criteria assumed.
Well plugging and abandonment liabilities stand at 30,796
,
 and 23,933 as of December 31, 2021
,
and 20
20
, respectively (See Note 22.1).
3.2.5 Oil and gas reserves
Oil and gas items of property, plant and equipment are depreciated using the units of production method over total proved reserves (developed and not developed as applicable). Reserves refer to oil and gas volumes that are economically producible in areas in which the Company operates or has (direct or indirect) interests, and over which the Company has exploitation rights, including oil and gas volumes related to service contracts in which the Company has no property rights over the reserves or hydrocarbons obtained and those estimated to be produced by the contractor under these service contracts.
The useful life of each property, plant and equipment asset is assessed at least annually considering the physical limitations of the goods and the assessments of the economically recoverable reserves in the field in which the asset is located.
There are several uncertainties in the estimate of proved reserves and future production plans, development costs and prices, including several factors that are beyond the producer’s control. In estimating reserves, engineers calculate underground accumulations, which involves a certain degree of uncertainty. Reserve estimates depend on the quality of the engineering and geological data available as of the estimate date and their interpretation and judgment.
Reserve estimates are adjusted when it is justified by changes in the assessment criteria or at least annually. These reserves are based on the reports prepared by oil and gas consulting professionals.
The Company uses the information obtained from the reserve calculation in determining the depreciation of assets used in oil and gas areas, and in assessing their recoverability (see Notes 3.2.1, 3.2.2, 13 and 3
6
).

3.2.6 Share-based payments
The fair value estimate of share-based payments requires the determination of the most appropriate valuation model, which depends on the terms and conditions of the award. This estimate also requires the assessment of the most appropriate input for the valuation model, including the remaining life of stock options, volatility, dividend yield and the assumptions made regarding these inputs.
To measure the fair value of share-based payments at grant date, the Company employs the Black & Scholes model. The carrying amount, hypotheses and models used in estimating the fair value of transactions involving share-based payments are disclosed in Note 34.